BALANCE SHEET	Dec. 31, 2020 USD ($)
CC NEUBERGER PRINCIPAL HOLDINGS I
Current assets:
Cash and cash equivalents	$ 455,318
Prepaid expenses	302,315
Total current assets	757,633
Investments held in Trust Account	414,049,527
Total Assets	414,807,160
Current liabilities:
Accrued expenses	2,147,682
Accounts payable	1,260,831
Due to related party	24,399
Total current liabilities	3,432,912
Deferred legal fees	947,087
Deferred underwriting commissions	14,490,000
Total Liabilities	18,869,999
Commitments and Contingencies (Note 6)
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 39,159,412 shares subject to possible redemption at $10.00 per share	390,937,160
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	8,837,842
Accumulated deficit	(3,839,607)
Total shareholders' equity	5,000,001
Total Liabilities and Shareholders' Equity	414,807,160
CC NEUBERGER PRINCIPAL HOLDINGS I | Class A common stock
Shareholders' Equity
Ordinary shares	231
CC NEUBERGER PRINCIPAL HOLDINGS I | Class B common stock
Shareholders' Equity
Ordinary shares	$ 1,535